CONSOLIDATED FINANCIAL STATEMENTS - Financial information of joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	R$ 7,767,813	R$ 3,005,645	R$ 2,475,863	R$ 4,160,654
Total current assets	32,669,423	29,197,937
Total non-current assets	54,145,070	45,687,207
Total current liabilities	10,851,391	11,284,612
Total non-current liabilities	17,789,316	14,361,669
Cost of sales	(57,823,416)	(57,583,992)	(63,661,156)
Financial income	726,154	903,019	606,362
Financial expenses	(1,508,339)	(1,396,789)	(1,563,158)
Income and social contribution taxes	(864,653)	(1,809,622)	(4,379,475)
Net income	4,599,062	7,536,983	11,479,552
Depreciation and amortization	3,126,247	3,047,212	2,866,699
Total comprehensive income for the year, net of tax	11,672,894	5,653,319	10,685,482
Joint ventures
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	4,885,784	4,946,614	1,814,875
Total current assets	8,646,770	10,830,003	7,372,417
Total non-current assets	19,743,779	19,799,735	17,335,390
Short-term debt	947,126	1,387,985	1,185,768
Total current liabilities	5,063,501	7,153,365	6,234,168
Long-term debt	8,952,910	6,509,894	4,525,956
Total non-current liabilities	11,436,979	9,547,371	7,590,663
Net sales	13,996,168	20,054,786	20,570,831
Cost of sales	(9,659,890)	(12,364,560)	(15,547,621)
Income before financial income (expenses) and taxes	3,404,073	4,516,140	4,214,706
Financial income	1,526,541	736,790	844,954
Financial expenses	(2,039,335)	(1,585,142)	(1,568,494)
Income and social contribution taxes	(870,477)	(827,060)	(872,898)
Net income	1,945,071	2,573,019	2,587,185
Depreciation and amortization	1,314,812	1,241,155	1,354,500
Total comprehensive income for the year, net of tax	R$ 1,945,071	R$ 2,580,649	R$ 2,584,737